DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives included in the consolidate balance sheets

	Consolidated balance	As of December 31,
	sheets location	2018	2019

Interest rate swap contracts (not designated as hedging instruments)	Other non-current assets	1,263	—
Interest rate swap contracts (not designated as hedging instruments)	Accrued expenses and other payables	1,074	351
Interest rate swap contracts (not designated as hedging instruments)	Other long-term liabilities	—	10,408

Schedule of location in the consolidated statements of operations and the amount of realized and unrealized gains/(losses) recognized for the derivative contracts not designated as hedging instruments

	Consolidated
	statements of	Years ended December 31,
	operations location	2017	2018	2019

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(199)	(75)	(1,652)
Interest rate swap contracts (not designated as hedging instruments) — unrealized (loss) gain	Interest expenses	(140)	156	(10,606)
Foreign currency forward contracts (not designated as hedging instruments) — realized loss	Foreign currency exchange (loss) gain, net	(2,904)	—	—

		(3,243)	81	(12,258)